Contingencies and Commitments (Details) - Schedule of Bank Holds Securities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Third party operations
Collections	$ 75,710	$ 80,597
Transferred financial assets managed by the Bank	86,673	8,183
Assets from third parties managed by the Bank and its affiliates	1,944,379	1,325,795
Subtotal	2,106,762	1,414,575
Custody of securities
Securities held in custody	11,112,490	8,762,559
Securities held in custody deposited in other entity	849,681	742,078
Issued securities held in custody	16,351,884	18,151,391
Subtotal	28,314,055	27,656,028
Total	$ 30,420,817	$ 29,070,603